Schedule of Current Income Tax Payable (Details) - Schedule of Current Income Tax Payable - PEN (S/) S/ in Millions	Dec. 31, 2023	Dec. 31, 2022
Viva Negocio Inmobiliario S.A.C. [Member]
Schedule of Current Income Tax Payable (Details) - Schedule of Current Income Tax Payable [Line Items]
Current payables on social security and taxes other than income tax	S/ 1.2	S/ 40.5
Tren Urbano de Lima S.A. [Member]
Schedule of Current Income Tax Payable (Details) - Schedule of Current Income Tax Payable [Line Items]
Current payables on social security and taxes other than income tax	9.8	S/ 3.3
AENZA Servicios Corporativos S.A.C. [Member]
Schedule of Current Income Tax Payable (Details) - Schedule of Current Income Tax Payable [Line Items]
Current payables on social security and taxes other than income tax	S/ 1.5